Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Acquisitions Narrative (Details) $ in Millions			4 Months Ended	6 Months Ended
		Mar. 13, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 13, 2023 GBP (£)
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	[1],[2]			$ 1,507	$ 0
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Adjustments for fair value losses (gains)		$ 200
Gain recognised in bargain purchase transaction		1,507		1,500
Consideration transferred settled in cash		$ 0				£ 1
Revenue of acquiree since acquisition date			$ 146
Profit (loss) of acquiree since acquisition date			$ 66
Revenue of combined entity as if combination occurred at beginning of period				37,024
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 18,149

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.